Deferred Policy Acquisition Costs - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Policy Acquisition Costs Disclosures [Abstract]
Accumulated amortization of present value of future profits	$ 160	$ 154
Approximate annual rate of decrease in present value of future profits during next five years	14.29%